Issuance of common units and Series A Preferred Units (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		42 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Oct. 18, 2019	Jan. 26, 2018
Proceeds from Issuance of Common Limited Partners Units	$ 0	$ 0	$ 818	$ 0
Compensation Paid to Agent			$ 200		$ 1,300
Maximum Offering Amount						$ 120,000	$ 120,000
Common Stock [Member]
Partners' Capital Account, Units, Sale of Units			52,603		358,869
Proceeds from Issuance of Common Limited Partners Units					$ 6,400
Proceeds from Issuance of Preferred Limited Partners Units			$ 800
Average Gross Sales Price Per Share			$ 15.75
8.75% Series A Preferred Units [Member]
Partners' Capital Account, Units, Sale of Units			336,992		2,489,325
Proceeds from Issuance of Preferred Limited Partners Units			$ 8,300		$ 63,200
Average Gross Sales Price Per Share			$ 25.12